10. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On October 28, 2013, the Company issued 770,000 shares of its common stock to acquire the remaining 6% of ACS’ issued and outstanding share capital. Consequently effective that date, ACS became a 100% owned subsidiary of the Company.

The Company has evaluated all subsequent events through the date these financial statements were issued. Other than those set out above, there have been no subsequent events after September 30, 2013, for which disclosure is required.